Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3)	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Pressure BioSciences, Inc., and its wholly-owned subsidiary PBI BioSeq, Inc.  All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

To prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, we are required to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in projecting future cash flows to quantify impairment of assets, deferred tax assets, the costs associated with fulfilling our warranty obligations for the instruments that we sell, and the estimates employed in our calculation of fair value of stock options awarded and warrant derivative liability. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from the estimates and assumptions used.

Revenue Recognition

We recognize revenue in accordance with FASB ASC 605, Revenue Recognition.  Revenue is recognized when realized or earned when all the following criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred and risk of loss has passed to the customer; the seller’s price to the buyer is fixed or determinable; and collectability is reasonably assured.

Our current instruments, the Barocycler NEP3229 and NEP2320, require a basic level of instrumentation expertise to set-up for initial operation. To support a favorable first experience for our customers, we send a highly trained technical representative to the customer site to install every Barocycler that we sell or lease through our domestic sales force. The installation process includes uncrating and setting up the instrument, followed by introductory user training. Product revenue related to current Barocycler instrumentation is recognized upon the completion of the installation and introductory training process of the instrumentation at the customer location, for domestic installations.  Product revenue related to sales of PCT instrumentation to our foreign distributors and overseas customers is recognized upon shipment through a common carrier unless installation is specifically requested by the customer. We provide for the expected costs of warranty upon the recognition of revenue for the sales of our instrumentation. Our sales arrangements do not provide our customers with a right of return. Product revenue related to the HUB440 and our consumable products such as PULSE Tubes, MicroTubes, and application specific kits is recorded upon shipment through a common carrier.  Shipping costs are included in sales and marketing expense.  Any shipping costs billed to customers are recognized as revenue.

In accordance with FASB ASC 840, Leases, we account for our lease agreements under the operating method.  We record revenue over the life of the lease term and we record depreciation expense on a straight-line basis over the thirty-six month estimated useful life of the Barocycler instrument.  The depreciation expense associated with assets under lease agreement is included in the “Cost of PCT products and services” line item in our consolidated statements of operations.  Many of our lease and rental agreements allow the lessee to purchase the instrument at any point during the term of the agreement with partial or full credit for payments previously made.  We pay all maintenance costs associated with the instrument during the term of the leases.

Revenue from government grants is recorded when expenses are incurred under the grant in accordance with the terms of the grant award.

Our transactions sometimes involve multiple elements (i.e., products and services).  Revenue under multiple element arrangements is recognized in accordance with FASB ASC 605-25 Multiple-Element Arrangements (“ASC 605”).  When vendor specific objective evidence or third party evidence of selling price for deliverables in an arrangement cannot be determined, the Company develops a best estimate of the selling price to separate deliverables and allocates arrangement consideration using the relative selling price method. Additionally, this guidance eliminates the residual method of allocation.  If an arrangement includes undelivered elements that are not essential to the functionality of the delivered elements, we defer the fair value of the undelivered elements based on the estimated selling price of the total arrangement. Fair value is determined based upon the price charged when the element is sold separately. If there is not sufficient evidence of the fair value of the undelivered elements, no revenue is allocated to the delivered elements and the total consideration received is deferred until delivery of those elements for which objective and reliable evidence of the fair value is not available. We provide certain customers with extended service contracts with revenue recognized ratably over the life of the contract.

Cash and Cash Equivalents

Our policy is to invest available cash in short-term, investment-grade, interest-bearing obligations, including money market funds, and bank and corporate debt instruments.  Securities purchased with initial maturities of three months or less are valued at cost plus accrued interest, which approximates fair market value, and are classified as cash equivalents.

Research and Development

Research and development costs, which are comprised of costs incurred in performing research and development activities including wages and associated employee benefits, facilities, consumable products and overhead costs that are expensed as incurred.  In support of our research and development activities we utilize our Barocycler instruments that are capitalized as fixed assets and depreciated over their expected useful life.

Inventories

Inventories are valued at the lower of cost (average cost) or market (sales price).  The cost of Barocyclers consists of the cost charged by the contract manufacturer.  The cost of manufactured goods includes material, freight-in, direct labor, and applicable overhead.  The composition of inventory as of March 31, 2012 and December 31, 2011 is as follows:

	March 31,	December 31,
	2012	2011
Raw materials	$190,552	$193,121
Finished goods	830,743	875,892
Total	$1,021,295	$1,069,013

Our finished goods inventory as of March 31, 2012 included 64 Barocycler instruments.  Our finished goods inventory as of December 31, 2011 included 68 Barocycler instruments.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. For financial reporting purposes, depreciation is recognized using the straight-line method, allocating the cost of the assets over their estimated useful lives of three years for certain laboratory equipment, from three to five years for management information systems and office equipment, and three years for all PCT finished units classified as fixed assets.  Property and equipment includes net book value of $44,030 relating to Barocycler instruments held under lease or collaboration.

Intangible Assets

We have classified as intangible assets, costs associated with the fair value of acquired intellectual property.  Intangible assets including patents are amortized on a straight-line basis over sixteen years.  The Company’s intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  When impairment is indicated, any excess of carrying value over fair value is recorded as a loss.  As of the date of this report’s filing, no event has come to our attention that would cause us to record an impairment of intangible assets.

Long-Lived Assets and Deferred Costs

The Company’s long-lived assets and other assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Through the date of this report’s filing, the Company had not experienced impairment losses on its long-lived assets.

Concentrations

Credit Risk

Our financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash, cash equivalents, and trade receivables.  We have cash investment policies which, among other things, limit investments to investment-grade securities.  We perform ongoing credit evaluations of our customers, and the risk with respect to trade receivables is further mitigated by the fact that many of our customers are government institutions, large pharmaceutical and biotechnology companies, and academic laboratories.

The following table illustrates the level of concentration as a percentage of total revenues during the three months ended March 31, 2012 and 2011:

	For the Three Months Ended
	March 31,
	2012	2011
Top Five Customers	81%	55%
Federal Agencies	48%	5%

The following table illustrates the level of concentration as a percentage of net accounts receivable balance as of March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Top Five Customers	88%	89%
Federal Agencies	44%	42%

Product Supply

Source Scientific, LLC has been our sole contract manufacturer for all of our PCT instrumentation.  Until we develop a network of manufacturers and subcontractors, obtaining alternative sources of supply or manufacturing services could involve significant delays and other costs and challenges, and may not be available to us on reasonable terms, if at all. The failure of a supplier or contract manufacturer to provide sufficient quantities, acceptable quality and timely products at an acceptable price, or an interruption of supplies from such a supplier could harm our business and prospects.

Computation of Loss per Share

Basic loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding.  Diluted loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding plus additional common shares that would have been outstanding if dilutive potential common shares had been issued.  For purposes of this calculation, convertible preferred stock, common stock dividends, and warrants and options to acquire common stock, are all considered common stock equivalents in periods in which they have a dilutive effect and are excluded from this calculation in periods in which these are anti-dilutive to our net loss.

The following table illustrates our computation of loss per share for the three months ended March 31, 2012 and 2011:

	For the Three Months Ended
	March 31,
	2012	2011
Numerator:
Net loss	$(1,062,907)	$(833,365)
Accrued dividend for Preferred Stock	(24,414)	(57,073)
Series A Preferred dividends paid in Common Stock	-	(76,017)
Net loss applicable to common shareholders	$(1,087,321)	$(966,455)

Denominator for basic and diluted loss per share:
Weighted average common stock shares outstanding	7,712,539	2,836,971

Loss per common share - basic and diluted	$(0.14)	$(0.34)

The following table presents securities that could potentially dilute basic loss per share in the future.  For all periods presented, the potentially dilutive securities were not included in the computation of diluted loss per share because these securities would have been anti-dilutive to our net loss.  The Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Series C Convertible Preferred Stock and Series D Convertible Preferred Stock are presented below as if they were converted into common shares according to the conversion terms in Note 5.  All of the outstanding shares of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock were voluntarily converted in 2011 by the holders into shares of common stock.

	March 31,
	2012	2011
Stock options	1,555,500	1,114,500
Convertible debt	50,000	-
Common stock warrants	5,310,388	1,740,800
Preferred stock warrants	-	940,550
Convertible preferred stock:
Series A Convertible Preferred	-	2,621,350
Series B Convertible Preferred	-	855,090
Series C Convertible Preferred	880,980	-
Series D Convertible Preferred	461,539	-
	8,258,407	7,272,290

Accounting for Income Taxes

We account for income taxes under the asset and liability method, which requires recognition of deferred tax assets, subject to valuation allowances, and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes.  A valuation allowance is established if it is more likely than not that all or a portion of the net deferred tax assets will not be realized.  If substantial changes in the Company’s ownership should occur, as defined in Section 382 of the Internal Revenue Code, there could be sufficient limitations on the amount of net loss carry forwards that could be used to offset future taxable income.

Warrant Derivative Liability

The warrants issued in connection with the Series C Convertible Preferred Stock private placement (the “Series C Warrants”) and warrants issued in connection with the registered direct offering of Series D Convertible Preferred Stock (the “Series D Warrants”) are measured at fair value and liability-classified because the Series C Warrants are entitled to certain rights in subsequent financings and the Series D Warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative under ASC 815, Derivatives and Hedging, (“ASC 815”).  Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815.  The estimated fair value of the warrants was determined using the binomial model, resulting in an allocation of the gross proceeds of $583,250 to the total warrants issued in the Series C private placement and $283,725 to the warrants issued in the Series D registered direct offering.  The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate.  We will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first.  The down-round protection for the Series C Warrants expires 12 months subsequent to the issuance of the Series C Units and the down-round protection for the Series D Warrants survives for the life of the Series D Warrants which ends in May 2017.

Accounting for Stock-Based Compensation

We maintain equity compensation plans under which incentive stock options and non-qualified stock options are granted to employees, independent members of our Board of Directors and outside consultants.  We recognize equity compensation expense over the requisite service period using the Black-Scholes formula to estimate the fair value of the stock options on the date of grant.

Determining Fair Value of Stock Option Grants

Valuation and Amortization Method - The fair value of each option award is estimated on the date of grant using the Black-Scholes pricing model based on certain assumptions.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period, which is over four years for options granted in 2012.

Expected Term - The Company uses the simplified calculation of expected life, as the Company does not currently have sufficient historical exercise data on which to base an estimate of expected term.  Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted.

Expected Volatility - Expected volatility is based on the Company’s historical stock volatility data over the expected term of the award.

Risk-Free Interest Rate - The Company bases the risk-free interest rate used in the Black-Scholes valuation method on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term.

Forfeitures - The Company records stock-based compensation expense only for those awards that are expected to vest.  The Company estimated a forfeiture rate of 5% for awards granted based on historical experience and future expectations of options vesting.  We used this historical rate as our assumption in calculating future stock-based compensation expense.

We recognized stock-based compensation expense of $8,868 and $68,966 for the three months ended March 31, 2012 and 2011, respectively.  The following table summarizes the effect of this stock-based compensation expense within each of the line items of our costs and expenses within our Consolidated Statements of Operations:

	For the Three Months Ended March 31,
	2012	2011
Research and development	$2,618	$21,604
Selling and marketing	3,113	31,012
General and administrative	3,137	16,350
Total stock-based compensation expense	$8,868	$68,966

Fair Value of Financial Instruments

Due to their short maturities, the carrying amounts for cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate their fair value.  Long-term liabilities are primarily related to liabilities transferred under contractual arrangements with carrying values that approximate fair value.

Fair Value Measurements

The Company adopted the guidance of FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) as of June 30, 2011, as it related to all financial assets and financial liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Company generally defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).  The Company uses a three-tier fair value hierarchy, which classifies the inputs used in measuring fair values.  These tiers include: Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Company has determined that it does not have any financial assets measured at fair value and that its financial liabilities are currently all classified within Level 3 in the fair value hierarchy.

The following tables set forth the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of March 31, 2012.

		Fair value measurements at March 31, 2012 using:
	March 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Series C Common Stock Purchase Warrants	$172,149	$-	$-	$172,149
Series D Common Stock Purchase Warrants	306,416	-	-	306,416
	$478,565	$-	$-	$478,565

	January 1, 2012	Change in Fair Value	March 31, 2012
Series C Common Stock Purchase Warrants	$205,353	$(33,204)	$172,149
Series D Common Stock Purchase Warrants	231,200	75,216	306,416
	$436,553	$42,012	$478,565

The assumptions for the binomial pricing model are represented in the table below for the warrants issued in both tranches of the Series C private placement reflected on a per share common stock equivalent basis.

			Warrants revalued at March 31, 2012
Assumptions	April 8, 2011	June 20, 2011	April 8, 2011	June 20, 2011
Expected life (in months)	36.0	36.0	24.0	27.0
Expected volatility	118.5%	118.5%	99.6%	99.6%
Risk-free interest rate	0.625%	0.625%	0.25%	0.25%
Exercise price	$2.13	$2.13	$2.13	$2.13
Fair value per warrant	$0.70	$0.62	$0.19	$0.21

The assumptions for the binomial pricing model are represented in the table below for the warrants issued in the Series D private placement reflected on a per share common stock equivalent basis.

Assumptions	November 10, 2011	Warrants revalued at March 31, 2012
Expected life (in months)	60.0	57.0
Expected volatility	104.5%	111.1%
Risk-free interest rate	0.875%	1.00%
Exercise price	$0.81	$0.74
Fair value per warrant	$0.54	$0.54

Advertising

Advertising costs are expensed as incurred.  We did not incur significant advertising expenses during the three months ended March 31, 2012 or in the prior year same period.

Rent Expense

Rental costs are expensed as incurred.  During the three months ended March 31, 2012 and 2011, we incurred $29,400 and $34,416, respectively, in rent expense for the use of our corporate office and research and development facilities.

(2)  Summary of Significant Accounting Policies

(i) Principles of Consolidation

The consolidated financial statements include the accounts of Pressure BioSciences, Inc., and its wholly-owned subsidiary PBI BioSeq, Inc.  All intercompany accounts and transactions have been eliminated in consolidation.

(ii) Use of Estimates

To prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, we are required to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made in projecting future cash flows to quantify impairment of assets, deferred tax assets, the costs associated with fulfilling our warranty obligations for the instruments that we sell, and the estimates employed in our calculation of fair value of stock options awarded and warrant derivative liability. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from the estimates and assumptions used.

(iii) Revenue Recognition

Revenue is recognized when realized or earned when all the following criteria have been met: persuasive evidence of an arrangement exists; delivery has occurred and risk of loss has passed to the customer; the seller’s price to the buyer is fixed or determinable; and collectability is reasonably assured.

Our current instruments, the Barocycler NEP3229 and NEP2320, require a basic level of instrumentation expertise to set-up for initial operation. To support a favorable first experience for our customers, we send a highly trained technical representative to the customer site to install every Barocycler that we sell, lease, or rent through our domestic sales force. The installation process includes uncrating and setting up the instrument, followed by introductory user training. Product revenue related to current Barocycler instrumentation is recognized upon the completion of the installation and introductory training process of the instrumentation at the customer location, for domestic installations.  Product revenue related to sales of PCT instrumentation to our foreign distributors is recognized upon shipment through a common carrier. We provide for the expected costs of warranty upon the recognition of revenue for the sales of our instrumentation. Our sales arrangements do not provide our customers with a right of return. Product revenue related to the HUB440 and our consumable products such as PULSE Tubes, MicroTubes, and application specific kits is recorded upon shipment through a common carrier.  Shipping costs are included in sales and marketing expense.  Any shipping costs billed to customers are recognized as revenue.

We account for our lease agreements under the operating method.  We record revenue over the life of the lease term and we record depreciation expense on a straight-line basis over the thirty-six month estimated useful life of the Barocycler instrument.  The depreciation expense associated with assets under lease agreement is included in the “Cost of PCT products and services” line item in our consolidated statements of operations.  Many of our lease and rental agreements allow the lessee to purchase the instrument at any point during the term of the agreement with partial or full credit for payments previously made.  We pay all maintenance costs associated with the instrument during the term of the leases.

Revenue from government grants is recorded when expenses are incurred under the grant in accordance with the terms of the grant award.

Our transactions sometimes involve multiple elements (i.e., products and services).  Revenue under multiple element arrangements is recognized in accordance with FASB ASC 605-25 Multiple-Element Arrangements (“ASC 605”).  When vendor specific objective evidence or third party evidence of selling price for deliverables in an arrangement cannot be determined, the Company develops a best estimate of the selling price to separate deliverables and allocates arrangement consideration using the relative selling price method. Additionally, this guidance eliminates the residual method of allocation.  If an arrangement includes undelivered elements that are not essential to the functionality of the delivered elements, we defer the fair value of the undelivered elements with the residual revenue allocated to the delivered elements. Fair value is determined based upon the price charged when the element is sold separately. If there is not sufficient evidence of the fair value of the undelivered elements, no revenue is allocated to the delivered elements and the total consideration received is deferred until delivery of those elements for which objective and reliable evidence of the fair value is not available. We provide certain customers with extended service contracts with revenue recognized ratably over the life of the contract.

(iv) Cash and Cash Equivalents

Our policy is to invest available cash in short-term, investment grade interest-bearing obligations, including money market funds, and bank and corporate debt instruments.  Securities purchased with initial maturities of three months or less are valued at cost plus accrued interest, which approximates fair value, and are classified as cash equivalents.  As of December 31, 2010, we held $20,000 in a restricted account as collateral for our corporate credit card and therefore classified this balance as short-term restricted cash on our consolidated balance sheet.  The restricted account was liquidated in early 2011.

(v) Research and Development

Research and development costs, which are comprised of costs incurred in performing research and development activities including wages and associated employee benefits, facilities, consumable products and overhead costs that are expensed as incurred.  In support of our research and development activities we utilize our Barocycler instruments that are capitalized as fixed assets and depreciated over their expected useful life.

(vi) Inventories

Inventories are valued at the lower of cost (average cost) or market (sales price).  The cost of Barocyclers consists of the cost charged by the contract manufacturer.  The cost of manufactured goods includes material, freight-in, direct labor, and applicable overhead.  The composition of inventory as of December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
Raw materials	$193,121	$198,534
Finished goods	875,892	905,522
Total	$1,069,013	$1,104,056

(vii) Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. For financial reporting purposes, depreciation is recognized using the straight-line method, allocating the cost of the assets over their estimated useful lives of three years for certain laboratory equipment, from three to five years for management information systems and office equipment, and three years for all PCT finished units classified as fixed assets.

(viii) Intangible Assets

We have classified as intangible assets, costs associated with the fair value of acquired intellectual property.  Intangible assets, including patents, are being amortized on a straight-line basis over sixteen years.  We perform an annual review of our intangible assets for impairment.  When impairment is indicated, any excess of carrying value over fair value is recorded as a loss. An impairment analysis of intangible assets was performed as of December 31, 2011. Based on this analysis, we have concluded that no impairment of intangible assets had occurred.

(ix) Long-Lived Assets and Deferred Costs

The Company’s long-lived assets and other assets are reviewed for impairment in accordance with the guidance of the FASB ASC 360-10-05, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.  While our current and historical operating losses and cash flow are indicators of impairment, we performed an impairment test at December 31, 2011 and determined that such long-lived assets were not impaired.

(x) Concentrations

Credit Risk

Our financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash, cash equivalents and trade receivables. We have cash investment policies which, among other things, limit investments to investment-grade securities. We perform ongoing credit evaluations of our customers, and the risk with respect to trade receivables is further mitigated by the fact that many of our customers are government institutions and university labs.

The following table illustrates the level of concentration of the below two groups within revenue as a percentage of total revenues during the years ended December 31, 2011 and 2010:

	For the Year Ended
	December 31,
	2011	2010
Top Five Customers	37%	47%
Federal Agencies	26%	38%

The following table illustrates the level of concentration of the below two groups within accounts receivable as a percentage of total accounts receivable balance as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Top Five Customers	89%	72%
Federal Agencies	42%	29%

Product Supply

Source Scientific, LLC has been our sole contract manufacturer for all of our PCT instrumentation.  Until we develop a broader network of manufacturers and subcontractors, obtaining alternative sources of supply or manufacturing services could involve significant delays and other costs and challenges, and may not be available to us on reasonable terms, if at all. The failure of a supplier or contract manufacturer to provide sufficient quantities, acceptable quality and timely products at an acceptable price, or an interruption of supplies from such a supplier could harm our business and prospects.

(xi) Computation of Loss per Share

Basic loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding.  Diluted loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding plus additional common shares that would have been outstanding if dilutive potential common shares had been issued.  For purposes of this calculation, convertible preferred stock, common stock dividends, warrants to acquire preferred stock convertible into common stock, and warrants and options to acquire common stock, are all considered common stock equivalents in periods in which they have a dilutive effect and are excluded from this calculation in periods in which these are anti-dilutive.  The following table illustrates our computation of loss per share for the years ended December 31, 2011 and 2010.

	For the Year Ended
	December 31,
	2011	2010
Numerator:
Net loss	$(2,996,312)	$(3,128,262)
Accrued interest on convertible debt, after tax	18,896	-
Accrued dividend for Preferred Stock	(164,904)	(118,020)
Deemed dividend on warrant modifications	(704,844)	-
Beneficial conversion feature for Preferred Stock	(1,006,574)	(154,389)
Series A Preferred dividends paid in Common Stock	(188,380)	(186,968)
Series B Preferred dividends paid in Common Stock	-	(35,975)
Series B Preferred dividends paid in cash	(65,543)	(7,212)
Net loss applicable to common shareholders	$(5,107,661)	$(3,630,826)

Denominator for basic and diluted loss per share:
Weighted average common stock shares outstanding	6,618,484	2,687,141

Loss per common share - basic and diluted	$(0.77)	$(1.35)

The following table presents securities that could potentially dilute basic loss per share in the future.  For all periods presented, the potentially dilutive securities were not included in the computation of diluted loss per share because these securities would have been anti-dilutive.

	For the Year Ended
	December 31,
	2011	2010
Stock options	1,508,500	201,110
Convertible debt	412,000	-
Common stock warrants	4,775,501	1,740,800
Preferred stock warrants	-	940,550
Convertible preferred stock:
Series A Convertible Preferred	-	2,621,350
Series B Convertible Preferred	-	887,110
Series C Convertible Preferred	880,980	-
Series D Convertible Preferred	1,143,077	-
	8,720,058	6,390,920

(xii) Accounting for Income Taxes

We account for income taxes under the asset and liability method, which requires recognition of deferred tax assets, subject to valuation allowances, and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes.  The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.  A valuation allowance is established if it is more likely than not that all or a portion of the net deferred tax assets will not be realized.  If substantial changes in the Company’s ownership should occur, as defined in Section 382 of the Internal Revenue Code, there could be significant limitations on the amount of net loss carry forwards that could be used to offset future taxable income.

The benefit of $23,710 that was realized in 2010 relates to legislation within the Housing Assistance Tax Act of 2008 which provided the Company the option to claim a refundable tax credit in exchange for foregoing bonus depreciation.

(xiii) Accounting for Stock-Based Compensation

We maintain equity compensation plans under which incentive stock options and non-qualified stock options are granted to employees, independent members of our Board of Directors and outside consultants.  We recognize equity compensation expense over the requisite service period using the Black-Scholes formula to estimate the fair value of the stock options on the date of grant.

Determining Fair Value of Stock Option Grants

Valuation and Amortization Method - The fair value of each option award is estimated on the date of grant using the Black-Scholes pricing model based on certain assumptions.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period, which generally is over three years.

Expected Term - The Company uses the simplified calculation of expected life, described in the FASB ASC 718, Compensation-Stock Compensation, as the Company does not currently have sufficient historical exercise data on which to base an estimate of expected term.  Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted.

Expected Volatility - Expected volatility is based on the Company’s historical stock volatility data over the expected term of the award.

Risk-Free Interest Rate - The Company bases the risk-free interest rate used in the Black-Scholes valuation method on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term.

Forfeitures - As required by FASB ASC 718, Compensation-Stock Compensation, the Company records stock-based compensation expense only for those awards that are expected to vest.  The Company estimated a forfeiture rate of 5% for awards granted based on historical experience and future expectations of options vesting.  We used this historical rate as our assumption in calculating future stock-based compensation expense.

The following table summarizes the assumptions we utilized for grants of stock options to the three sub-groups of our stock option recipients during the twelve months ended December 31, 2011 and 2010:

		Non-Employee Board Members	CEO and other Officers and Employees
Assumptions	Outside Consultants
Expected life	2.0 (yrs)	5.0 (yrs)	6.0 (yrs)
Expected volatility	79.60%	55.66% - 77.86%	55.66% - 101.83%
Risk-free interest rate	1.27%	2.60% - 4.94%	1.00% - 4.94%
Forfeiture rate	0.00%	5.00%	5.00%
Expected dividend yield	0.0%	0.0%	0.0%

We recognized stock-based compensation expense of $121,974 and $273,181 for the years ended December 31, 2011 and 2010, respectively. The following table summarizes the effect of this stock-based compensation expense within each of the line items within our Consolidated Statement of Operations:

	For the Year Ended, December 31,
	2011	2010
Research and development	$39,375	$73,097
Selling and marketing	43,201	72,609
General and administrative	39,398	127,475
Total stock-based compensation expense	$121,974	$273,181

During the years ended December 31, 2011 and 2010, the total fair value of stock options awarded was $135,403 and $64,248, respectively.

As of December 31, 2011, the total estimated fair value of unvested stock options to be amortized over their remaining vesting period was $99,547.  The non-cash, stock based compensation expense associated with the vesting of these options will be $31,695 in 2012, $26,244 in 2013, $24,467 in 2014 and $17,141 in 2015.

(xiv)  Fair Value of Financial Instruments

Due to their short maturities, the carrying amounts for cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate their fair value. Short-term and long-term liabilities are primarily related to liabilities transferred under contractual arrangements with carrying values that approximate fair value.

(xv)  Reclassifications

Certain prior year amounts have been reclassified to conform to our current year presentation.  Deposits were moved to long-term assets to be consistent with the lease term of our headquarters.

(xvi) Recent Accounting Standards

The Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements, or ASU 2009-13.  ASU 2009-13 amends existing revenue guidance related to revenue arrangements with multiple deliverables to allow the use of companies’ estimated selling prices as the value for deliverable elements under certain circumstances and to eliminate the use of the residual method for allocation of deliverable elements.  ASU 2009-13 was effective for fiscal years beginning on or after June 15, 2010, with earlier adoption permitted.  We evaluated the impact of this standard on the financial statements and determined that there was no material impact on adoption.

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurements and Disclosures” (“ASU2010-06”). ASU 2010-06 updated section ASC 820-10 to require a greater level of disaggregated information and more robust disclosure about valuation techniques and inputs to fair value measurements.  ASU 2010-06 was effective for interim and annual reporting periods beginning after December 15, 2009, with the exception of the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measures which are effective for interim and annual reporting periods beginning after December 15, 2010.  The Company determined that there was no significant impact to its operations from this guidance.

(xvii) Advertising

Advertising costs are expensed as incurred.  During 2010 we incurred $23,545 in advertising expense.  We did not purchase any advertising, print or otherwise, in 2011.

(xviii) Rent Expense

Rental costs are expensed as incurred.  During 2011 and 2010 we incurred $132,648 and $140,789, respectively in rent expense for the use of our corporate office and research and development facilities.

(xix) Fair Value Measurements

The Company adopted the guidance of FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) as of June 30, 2011, as it related to all financial assets and financial liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Company generally defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).  The Company uses a three-tier fair value hierarchy, which classifies the inputs used in measuring fair values.  These tiers include: Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Company has determined that it does not have any financial assets measured at fair value and that its financial liabilities are currently all classified within Level 3 in the fair value hierarchy.

The following tables set forth the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011.  The Company did not have financial liabilities measured at fair value in 2010.

		Fair value measurements at December 31, 2011 using:
	December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Series C Common Stock Purchase Warrants	$205,353	$-	$-	$205,353
Series D Common Stock Purchase Warrants	231,200	-	-	231,200
	$436,553	$-	$-	$436,553

	January 1, 2011	Change in Fair Value	December 31, 2011
Series C Common Stock Purchase Warrants	$-	$205,353	$205,353
Series D Common Stock Purchase Warrants	-	231,200	231,200
	$-	$436,553	$436,553